Cover	Mar. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2021
Entity File Number	000-54884
Entity Registrant Name	CHINA UNITED INSURANCE SERVICE, INC.
Entity Central Index Key	0001512927
Entity Tax Identification Number	30-0826400
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7F, No. 311 Section 3
Entity Address, Address Line Two	Nan-King East Road
Entity Address, City or Town	Taipei City
Entity Address, Country	TW
City Area Code	8862
Local Phone Number	87126958
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false